Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
15.
Cash and Cash Equivalents

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Cash on hand and in banks (Note 27)	9,993	16,533
Temporary cash investments (Note 27)	6,184	8,678
	16,177	25,211

Cash in banks earn interest at prevailing bank deposit rates. Temporary cash investments are made for varying periods of up to three months depending on our immediate cash requirements and earn interest at the prevailing temporary cash investment rates. Due to the short-term nature of such transactions, the carrying value approximates the fair value of our temporary cash investments. See Note 27 – Financial Assets and Liabilities.

Interest income earned from cash in banks and temporary cash investments amounted to Php469 million, Php255 million and Php268 million for the years ended December 31, 2023, 2022 and 2021, respectively. See Note 5 – Income and Expenses.